INCOME TAXES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred income tax:
Origination of temporary differences	$ 710	$ 4,940
Tax benefit-previously unrecognized tax assets	1,255	1,326
Prior year over (under) provision	(1,105)	(890)
Deferred income tax	860	5,376
Income tax recovery	$ 860	$ 5,376